CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Loss	$ (6,444)	$ (6,798)	$ (10,609)
Other comprehensive income (loss):
Foreign currency translation adjustments	111	25	(146)
Unrealized gain (loss) from hedge derivatives	166	(151)	34
Unrealized gain on marketable securities	753	272	251
Other than temporary impairment on marketable securities		336	95
Gain on sale of marketable securities	(689)	(28)	(25)
Total comprehensive loss	$ (6,103)	$ (6,344)	$ (10,400)